15. Receivable from Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Receivable From Related Parties Tables
Receivable from Related Parties

	12.31.2017	12.31.2016
Controlling shareholders
State of Paraná (15.1)	130,417	155,141

Joint Ventures
Voltalia São Miguel do Gostoso (15.2)	38,169	28,968
Structure sharing	405	-
	168,991	184,109
Current	38,835	28,968
Noncurrent	130,156	155,141